Commitments and contingencies (Tables)	6 Months Ended
Jun. 30, 2023
Commitments and Contingencies Disclosure [Abstract]
Schedule of movements in prepayments on flight equipment	Movements in prepayments on flight equipment during the six months ended June 30, 2023 and 2022 were as follows:

	Six Months Ended June 30,
	2023	2022
Prepayments on flight equipment at beginning of period	$3,806,602	$4,586,848
Prepayments and additions during the period, net	742,076	361,702
Interest paid and capitalized during the period	60,826	45,376
Prepayments and capitalized interest applied to the purchase of flight equipment	(911,686)	(364,980)
Prepayments on flight equipment at end of period	$3,697,818	$4,628,946